Equity reserves and dividends	12 Months Ended
Dec. 31, 2023
Equity reserves and dividends
Equity Reserves And Dividends

16. Equity reserves and dividends

Pursuant to the Argentine Companies Act (Ley General de Sociedades) and the bylaws, 5% of the income for the year must be allocated to the legal reserve until such reserve reaches 20% of the capital stock.

On April 30, 2021, the Shareholders’ Meeting of the Company approved to increase the legal reserve in the amount of 3,155,167 and to allocate the remaining unappropriated earnings as of December 31, 2020 to increase the voluntary reserve by 59,948,173.

On April 29, 2022, the Shareholders´ Meeting of the Company approved that the unappropriated earnings (loss) as of December 31, 2021 amounting to 4,449,523 were absorbed into the voluntary reserve.

On December 23, 2022, the Shareholders´ Meeting of the Company decided to partially deallocate the voluntary reserve by 13,587,494 for distribution of a cash dividend.

On April 28, 2023, the Shareholders’ Meeting of the Company approved to increase the legal reserve in the amount of 2,964,679 and to allocate the remaining unappropriated earnings as of December 31, 2022 to create a voluntary reserve in order to be applied to future dividends payment based on the evolution of the Company´s financial situation and according to current Company´s dividends distribution policy. On September 15, 2023, such reserve was increased in 139,492,869 through the partial deallocation of the voluntary reserve as decided by the Company’s Shareholders’ Meeting on such date.

On November 2, 2023, the Company’s Board of Directors decided to partially deallocate the voluntary reserve intended for dividends payment so as to distribute a dividend equivalent to 29.72 ARS per share.

On December 1, 2023, the Company’s Board of Directors decided to partially deallocate the voluntary reserve intended for dividends payment so as to distribute a dividend equivalent to 32.431222 ARS per share.

On December 15, 2023, the Company’s Board of Directors decided to partially deallocate the voluntary reserve intended for dividends payment so as to distribute a dividend equivalent to 11 ARS per share.

On January 2, 2024, the Company’s Board of Directors decided to partially deallocate the voluntary reserve intended for dividends payment so as to distribute a dividend equivalent to 5.75 ARS per share.

Within the framework of the amendment to the loan agreement with Citibank N.A., JP Morgan Chase Bank N.A. and Morgan Stanley Senior Funding INC -described in Note 13.3.3-, there was a restriction for the payment of dividends until 80% of the loan’s principal and interests were paid. Thus, during 2021 no dividends could be paid, while during 2022 and 2023 dividends could be paid up to USD 25 million and USD 20 million, respectively. Due to the advanced partial payment of the balance of such loan on October 19, 2023 as described in Note 13.3.3, through which more than 80% of the loan was paid, this limitation was no longer applicable as from that date.

In connection with loans described in Notes 13.3.1. and 13.3.4. there are certain requirements to be fulfilled by the subsidiaries CP Achiras S.A.U., CP La Castellana S.A.U. and Vientos La Genoveva S.A.U. in order for them to distribute dividends.

Dividends originated in profits obtained during fiscal years initiated on or after January 1, 2018, that are to be paid to Argentine resident individuals and/or non-Argentine residents, are subject to a 7% income tax withholding on the amount of such dividends.